UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21842
                                                    ----------------------
                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
         -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
         -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
         -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------
                       Date of fiscal year end: OCTOBER 31
                                               -----------

                     Date of reporting period: JULY 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)




    PRINCIPAL                                                          MARKET
      VALUE                    DESCRIPTION                             VALUE
-------------------------------------------------------------------------------~


ASSET BACKED SECURITIES - 72.0%

$   1,499,907  ACLC Business Loan Receivables Trust,
                 Series 1999-2, Class D, 9.35%, 1/15/21**           $  1,470,794
    4,375,000  Argent Securities Inc.,
                 Series  2004-PW1, Class M10, 8.57%, 6/25/34**+        4,175,382
    2,000,000  Asset Backed Securities Corp Home Equity Loan Trust,
                 Series 2005-HE2, Class M8, 7.89%, 2/25/35**+          1,827,416
   10,225,195  Atherton Franchisee Loan Funding,
                 Series 1999-A, Class A2, 7.23%, 4/15/12**            10,417,002
    2,300,000  BankAmerica Manufactured Housing Contract Trust II,
                 Series 1997-1, Class B1, 6.94%, 6/10/21                 655,500
      766,081  Bombardier Capital Mortgage Securitization Corp.,
                 Series 1999-B, Class A3, 7.18%, 12/15/15                543,918
    2,301,000  Citigroup Mortgage Loan Trust, Inc.,
                 Series  2003-HE3, Class M4, 8.32%, 12/25/33+          2,149,923
    6,626,418  Conseco Finance Securitizations Corp.,
                 Series 1999-6, Class M1, 7.96%, 6/01/30**               612,944
    1,700,000  Conseco Finance Securitizations Corp.,
                 Series 2001-3, Class M1, 7.15%, 5/01/33                 467,500
    3,000,000  Conseco Finance Securitizations Corp.,
                 Series 2002-2, Class M2, 9.16%, 3/01/33               1,937,109
    7,618,953  EMAC Owner Trust, LLC,
                 Series 1998-1, Class A3, 6.63%, 1/15/25**             6,638,907
    4,376,269  EMAC Owner Trust, LLC,
                 Series 2000-1, Class A1, 6.29%, 1/15/27**+            3,066,124
    5,205,554  EMAC Owner Trust, LLC,
                 Series 2000-1, Class A2, 6.29%, 1/15/27**+            3,647,141
    1,655,474  FMAC Loan Receivables Trust,
                 Series 1996-B, Class A2, 6.37%, 11/15/18**+           1,284,463
    1,520,000  FMAC Loan Receivables Trust,
                 Series 1997-A, Class B, 7.66%, 4/15/19**              1,520,000
   27,154,324  FMAC Loan Receivables Trust,
                 Series 1997-C, Class AX, 3.16%, 12/15/19**+           1,968,688
    6,000,000  FMAC Loan Receivables Trust,
                 Series 1998-CA, Class A3, 6.99%, 6/15/12**            5,224,019
    1,744,908  Green Tree Financial Corp.,
                 Series 1995-6, Class B1, 7.70%, 9/15/26               1,544,447
    2,710,606  Green Tree Financial Corp.,
                 Series 1996-6, Class B1, 8.00%, 9/15/27                 768,824
    2,000,000  Green Tree Financial Corp.,
                 Series 1997-3, Class M1, 7.53%, 3/15/28               1,373,225
    8,500,000  Green Tree Financial Corp.,
                 Series 1998-6 Class M1, 6.63%, 6/01/30                4,085,313
   25,134,837  Green Tree Financial Corp.,
                 Series 1999-4, Class M1, 7.60%, 5/01/31               3,270,256
   31,872,426  Green Tree Financial Corp.,
                 Series 1999-5, Class M1, 8.05%, 3/01/30               4,382,459
   11,000,000  GreenPoint Manufactured Housing Contract Trust,
                 Series 1999-5, Class M2, 9.23%, 12/15/29              5,344,798
    4,000,000  Halyard CBO I, Ltd.,
                 Series 1A, Class B, 6.52%, 3/24/10**+                 2,840,000


         See Notes to Quarterly Portfolio of Investments.                 Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2006 (UNAUDITED)



    PRINCIPAL                                                          MARKET
      VALUE                    DESCRIPTION                             VALUE
-------------------------------------------------------------------------------~
ASSET BACKED SECURITIES - (CONTINUED)

$   3,349,214  IMC Home Equity Loan Trust,
                 Series 1997-3, Class B, 7.87%, 8/20/28             $  1,976,036
    5,437,886  IMC Home Equity Loan Trust,
                 Series 1997-5, Class B, 7.59%, 11/20/28               4,078,415
    2,100,000  Liberty Square CDO, Ltd.,
                 Series 2001-1X, Class C, 7.31%, 4/15/13**             1,811,250
    2,835,209  Long Beach Mortgage Loan Trust,
                 Series 2002-2, Class M3, 7.57%, 7/25/32+              2,471,467
    1,873,379  Longhorn CDO Ltd.,
                 Series 1, Class C, 11.40%, 5/10/12**+                 1,831,228
   13,333,000  Madison Avenue Manufactured Housing Contract Trust,
                 Series 2002-A, Class B2, 8.57%, 3/25/32+              4,733,215
    8,506,000  Merit Securities Corp.,
                 Series   13, Class M2, 8.65%,  12/28/33+              3,498,116
    3,972,000  Morgan Stanley ABS Capital I Inc.,
                 Series 2004-NC5, Class B4, 6.90%, 5/25/34**+          3,848,188
    5,000,000  North Street Referenced Linked Notes,
                 Series 2000-1, Class B, 6.53%, 4/28/11**+             4,217,975
    2,100,000  Oakwood Mortgage Investors, Inc.,
                 Series 1999-B, Class M1, 7.18%, 12/15/26                297,219
    2,796,988  Oakwood Mortgage Investors, Inc.,
                 Series 2001-C, Class A3, 6.61%, 2/15/21**             1,684,124
    3,000,000  Oakwood Mortgage Investors, Inc.,
                 Series 2002-B, Class M1, 7.62%, 6/15/32                 702,446
    4,000,000  Park Place Securities, Inc.,
                 Series 2004-WCW1, Class M9, 8.89%, 9/25/34**+         3,919,568
    5,250,000  Park Place Securities, Inc.,
                 Series 2005-WCH1, Class M10, 7.89%, 1/25/36**+        4,734,623
    4,783,962  Pegasus Aviation Lease Securitization III,
                 Series 2001-1A, Class A3, 5.85%, 3/10/14**+           4,212,877
    4,000,000  Rosedale CLO Ltd.,
                 Series 1-A, Class II, Zero coupon, 7/24/21**          3,880,000
    1,304,000  Soundview Home Equity Loan Trust,
                 Series 2006-OPT1, Class M9, 7.89%, 3/25/36**+         1,189,329
    3,000,000  Structured Asset Securities Corp.,
                 Series 2002-HF2, Class M3, 7.39%, 7/25/32+            2,761,819
    1,817,720  Structured Asset Securities Corp.,
                 Series 2004-S3, Class M9, 6.00%, 11/25/34**+          1,796,005
    5,032,000  Structured Asset Securities Corp.,
                 Series 2005-S6, Class B2, 7.82%, 11/25/35**+          4,396,005
      913,000  UFCU Manufactured Housing Contract,
                 Series 1996-1, Class M, 7.90%, 1/15/28                  429,110
    3,000,000  Wilbraham CBO Ltd.,
                 Series 1A, Class A2, 6.28%, 7/13/12**+                2,430,000
                                                                   -------------

               TOTAL ASSET BACKED SECURITIES                         132,115,167
                                                                   -------------
               (Cost $130,351,074)

Page 2             See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2006 (UNAUDITED)




    PRINCIPAL                                                          MARKET
      VALUE                    DESCRIPTION                             VALUE
-------------------------------------------------------------------------------~


COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%

$   3,991,706  CWALT, Inc., Pass-Through Certificates,
                 Series 2005-56, Class B4, 6.64%, 11/25/35**+       $  2,395,023
   12,817,317  CWALT, Inc., Pass-Through Certificates,
                 Series 2005-56, Class B5, 6.64%, 11/25/35**+          2,691,637
    1,395,284  Washington Mutual,
                 Series 2006-AR4, Class B13, 5.59%, 5/25/46**+           872,396
    3,490,886  Washington Mutual,
                 Series 2006-AR4, Class B14, 5.59%, 5/25/46**+           739,918
    4,164,364  WMALT Mortgage Pass-Through Certificates,
                 Series 2006-AR2, Class B13, 7.07%, 4/25/46+           2,489,165
                                                                   -------------

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS               9,188,139
                                                                   -------------
               (Cost $8,758,166)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%

    1,000,000  Banc of America Large Loan, Inc.,
                 Series 2005-MIB1, Class L, 8.20%, 3/15/22**+            985,000
   20,333,540  FannieMae-ACES,
                 Series 1998-M7,  Class N, IO, 0.76%,  5/25/36+          414,215
      955,269  GE Capital Commercial Mortgage Corp.,
                 Series  2000-1,   Class  G,  6.13%,   1/15/33**         909,731
    1,000,000  GMAC Commercial Mortgage Securities, Inc.,
                 Series 1997-C2, Class F, 6.75%, 4/15/29                 924,640
  136,527,142  Government National Mortgage Association,
                 Series 2001-44, Class IO, IO, 0.73%, 7/16/41+         3,917,278
   43,996,725  Government National Mortgage Association,
                 Series 2003-59, Class XA, IO, 0.97%, 6/16/34+         3,803,741
    3,073,148  LB-UBS Commercial Mortgage Trust,
                 Series 2001-C7, Class S, 5.87%, 11/15/33**            1,812,875
                                                                   -------------

               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES            12,767,480
                                                                   -------------
               (Cost $12,524,731)

CORPORATE BONDS AND NOTES - 24.1%

    3,000,000  Alliance One International, Inc.,
                 Company Guarantee, 11.00%, 5/15/12                    2,932,500
      375,000  CitiSteel USA, Inc.,
                 Secured Senior Note, PIK, 15.00%, 10/01/10**            390,937
    2,000,000  Edgen Acquisition Corp.,
                 Secured Senior Note, 9.88%, 2/01/11                   1,990,000
    2,000,000  Elgin National Industries, Inc.,
                 Series B, Company Guarantee, 11.00%, 11/01/07         1,985,000
    2,000,000  Eurofresh Inc.,
                 Senior Note, 11.50%, 1/15/13**                        1,960,000
    3,000,000  GFSI, Inc.,
                 Senior Subordinated Note, 9.63%, 3/01/07              2,912,289


         See Notes to Quarterly Portfolio of Investments.                 Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2006 (UNAUDITED)




    PRINCIPAL                                                          MARKET
      VALUE                    DESCRIPTION                             VALUE
-------------------------------------------------------------------------------~


CORPORATE BONDS AND NOTES - (CONTINUED)
$   3,000,000  GSI Group Inc.,
                 Company Guarantee, 12.00%, 5/15/13                $   3,120,000
    1,000,000  Interactive Health, LLC,
                 Senior Note, 7.25%, 4/01/11**                           820,000
      550,000  Metallurg Holdings, Inc.,
                 Secured Senior Note, 10.50%, 10/01/10**                 547,250
    2,000,000  Milacron Escrow Corp.,
                 Secured Senior Note, 11.50%, 5/15/11                  1,860,000
    2,500,000  Motors and Gears Holdings Inc.,
                 Series D, Senior Note, 10.75%, 11/15/06               2,487,500
    2,500,000  Mrs Fields Famous Brands, LLC,
                 Secured Senior Note, 11.50%, 3/15/11                  2,137,500
    1,000,000  PCA Finance Corp., LLC,
                 Secured Senior Note, 14.00%, 6/01/09**                1,002,637
    1,500,000  Pipe Acquisition Finance,
                 Secured Senior Note, 10.91%, 12/15/10**+              1,492,500
    3,000,000  Rafealla Apparel Group, Inc.,
                 Senior Note, 11.25%, 6/15/11**                        2,910,000
    2,000,000  Sheridan Group, Inc.,
                 Secured Senior Note, 10.25%, 8/15/11                  2,030,000
    2,000,000  Spansion LLC,
                 Senior Note, 11.25%, 1/15/16**                        2,055,000
    2,000,000  Transmeridian Exploration Inc.,
                 Company Guarantee, 12.00%, 12/15/10                   2,030,000
    2,000,000  TriMas Corp.,
                 Company Guarantee, 9.88%, 6/15/12                     1,855,000
    2,000,000  Unisys Corp.,
                 Senior Note, 8.00%, 10/15/12                          1,835,000
    2,000,000  Uno Restaurant Holdings Corp.,
                 Senior Note, 10.00%, 2/15/11**                        1,555,000
    1,250,000  Windmere-Durable Holdings, Inc.,
                 Senior Subordinated Note, 10.00%, 7/31/08             1,253,125
    3,000,000  Wornick Company,
                 Secured Senior Note, 10.88%, 7/15/11                  3,045,000
                                                                   -------------

                TOTAL CORPORATE BONDS AND NOTES                       44,206,238
                                                                   -------------
                (Cost $44,509,730)


Page 4         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2006 (UNAUDITED)




                                                                       MARKET
      SHARES                   DESCRIPTION                             VALUE
-------------------------------------------------------------------------------~


PREFERRED SECURITIES - 7.1%

    2,000,000  Babson CLO Ltd.**                                   $   1,720,000
    1,000,000  Flagship CLO, Series 2005-4I, Subordinated**              920,000
      350,000  Independence III CDO, Ltd., Series 3A, Class PS**         525,000
    6,500,000  MM Community Funding III, Series 3A,
                 Subordinated Note**                                   4,062,500
    4,775,000  Pro Rata Funding Ltd. Inc.**                            3,915,500
    2,000,000  Soloso CDO Ltd., Series 2005-1**                        1,980,000
                                                                   -------------

                TOTAL PREFERRED SECURITIES                            13,123,000
                                                                   -------------
                (Cost $13,254,625)


                TOTAL INVESTMENTS - 115.2%                           211,400,024
                (Cost $209,398,326)*

                NET OTHER ASSETS AND LIABILITIES - (15.2%)          (27,955,490)
                                                                   -------------
                NET ASSETS - 100.0%                                $ 183,444,534
                                                                   -------------
                                                                   -------------


     * Aggregate cost for federal income tax and financial reporting purposes. ** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold, in transactions exempt from registration. At July 31, 2006, these securities amounted to $120,906,956, or 65.91% of net assets (Note 1C)
     + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.
    ACES Alternative Credit Enhancement Securities
     IO  Interest only
     PIK Payment-in-Kind


         See Notes to Quarterly Portfolio of Investments.                 Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)


                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                                 JULY 31, 2006


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:
The net asset value ("NAV") of the Common Shares of the First Trust Strategic High Income Fund II (the "Fund") is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B.  SECURITIES TRANSACTIONS:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. RESTRICTED SECURITIES
The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of July 31, 2006, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                       ACQUISITION     CARRYING VALUE
SECURITY                                                                   DATE           PER UNIT           COST
----------------------------------------------------------------------------------------------------------------------
ACLC Business Loan Receivables Trust, Series 1999-2, Class D             4/25/06           $ 98.06        $  1,429,941
Argent Securities Inc., Series 2004-PW1, Class M10                        4/4/06             95.44           4,022,367
Asset Backed Securities Corp. Home Equity Loan Trust,
    Series 2005-HE2, Class M8                                             6/9/06             91.37           1,870,000
Atherton Franchisee Loan Funding, Series 1999-A, Class A2                 6/8/06            101.88          10,379,122
Babson CLO Ltd.                                                          3/31/06              0.86           1,720,000
Banc of America Large Loan, Inc., Series 2005-M1B1, Class L              6/26/06             98.50             990,874
CitiSteel USA, Inc., Senior Secured Note, PIK                            6/29/06            104.25             375,000
Conseco Finance Securitizations Corp., Series 1999-6, Class M1           4/27/06              9.25             580,523
CWALT, Inc., Pass-Through Certificates, Series 2005-56, Class B4         4/11/06             60.00           2,341,769
CWALT, Inc., Pass-Through Certificates, Series 2005-56, Class B5         4/11/06             21.00           2,495,569
EMAC Owner Trust, LLC, Series 1998-1, Class A3                           4/11/06             87.14           6,122,472

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                                 JULY 31, 2006


                                                                       ACQUISITION     CARRYING VALUE
SECURITY                                                                   DATE           PER UNIT           COST
----------------------------------------------------------------------------------------------------------------------


EMAC Owner Trust, LLC, Series 2000-1, Class A1                           4/11/06          $  70.06        $  2,895,645
EMAC Owner Trust, LLC, Series 2000-1, Class A2                           4/25/06             70.06           3,470,142
Eurofresh Inc., Senior Note                                              5/17/06             98.00           2,015,346
Flagship CLO, Series 2005-4I, Subordinated                               4/17/06              0.92             930,000
FMAC Loan Receivables Trust, Series 1996-B, Class A2                     4/25/06             77.59           1,010,268
FMAC Loan Receivables Trust, Series 1997-A, Class B                      7/31/06            100.00           1,520,000
FMAC Loan Receivables Trust, Series 1997-C, Class AX                     7/31/06              7.25           1,968,688
FMAC Loan Receivables Trust, Series 1998-CA, Class A3                    4/11/06             87.07           5,171,205
GE Capital Commercial Mortgage Corp., Series 2000-1, Class G              6/6/06             95.23             918,252
Halyard CBO I, Ltd., Series 1A, Class B                                  4/11/06             71.00           2,720,000
Independence III CDO, Ltd., Series 3A, Class PS                          4/11/06              1.50             525,000
Interactive Health, LLC, Senior Note                                      4/3/06             82.00             855,047
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class S                4/25/06             58.99           1,767,799
Liberty Square CDO, Ltd., Series 2001-1X, Class C                         7/5/06             86.25           1,811,250
Longhorn CDO Ltd., Series 1, Class C                                      4/4/06             97.75           1,809,614
Metallurg Holdings, Inc., Senior Secured Note                            3/31/06             99.50             538,103
MM Community  Funding III, Series 3A, Subordinated Note                  4/12/06             62.50           4,216,875
Morgan Stanley ABS Capital I Inc., Series 2004-NC5, Class B4             6/14/06             96.88           3,951,734
North Street Referenced Linked Notes, Series 2000-1, Class B             4/21/06             84.36           4,100,000
Oakwood Mortgage Investors Inc., Series 2001-C, Class A3                 4/27/06             60.21           1,748,820
Park Place Securities, Inc., Series 2004-WCW1, Class M9                   6/8/06             97.99           3,684,216
Park Place Securities, Inc., Series 2005-WCH1, Class M10                  4/4/06             90.18           4,733,482
PCA Finance Corp., LLC, Secured Note                                      4/6/06            100.26           1,020,000
Pegasus Aviation Lease Securitization III, Series 2001-1A, Class A3      4/11/06             88.06           4,171,187
Pipe Acquisition Finance, Secured Note                                   3/31/06             99.50           1,504,032
Pro Rata Funding Ltd. Inc.                                               4/11/06              0.82           3,867,750
Rafealla Apparel Group, Inc., Senior Note                                5/16/06             97.00           2,922,094
Rosedale CLO Ltd, Series 1-A, Class II                                    5/5/06             97.00           3,840,000
Soloso CDO Ltd., Series 2005-1                                           4/24/06              0.99           1,995,000
Soundview Home Equity Loan Trust, Series 2006-OPT1, Class M9              6/9/06             91.21           1,186,641
Spansion LLC, Senior Note                                                3/31/06            102.75           1,956,601
Structured Asset Securities Corp., Series 2004-S3, Class M9              4/21/06             98.81           1,634,876
Structured Asset Securities Corp., Series 2005-S6, Class B2              4/21/06             87.36           4,397,613
Uno Restaurant Holdings Corp., Senior Note                               3/31/06             77.75           1,688,554
Washington Mutual, Series 2006-AR4, Class B13                            4/11/06             62.52             853,248
Washington Mutual, Series 2006-AR4, Class B14                            4/11/06             21.20             669,128
Wilbraham CBO Ltd., Series 1A, Class A2                                  4/11/06             81.00           2,340,000

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of July 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,543,626, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,541,928.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND II
            --------------------------------------------------------------------
By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     SEPTEMBER 21, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date     SEPTEMBER 21, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date     SEPTEMBER 21, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.